UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4626

The Cascades Trust
(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600
New York, New York  10036
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
120 West 45th Street, Suite  3600
New York, New York 10036
(Name and address of Agent for Service)

Date of fiscal year end: March 31, 2014

Date of reporting period: December 31, 2014

Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS
December 31, 2014
(unaudited)

Amount	General Obligation Bonds (51.5%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City & County (4.1%)

	Bend, Oregon
$2,435,000	4.000%, 06/01/24	Aa2/NR/NR	$2,752,402

	Canby, Oregon
1,405,000	4.000%, 12/01/24 AGMC Insured	A2/NR/NR	1,537,646
1,060,000	5.000%, 06/01/27	A2/NR/NR	1,203,778

	Clackamas County, Oregon Refunding
1,135,000	4.000%, 06/01/24	Aa2/NR/NR	1,258,295

	Clackamas County, Oregon Tax Allocation
705,000	6.500%, 05/01/20	NR/NR/NR*	712,247

	Hillsboro, Oregon
380,000	3.500%, 06/01/15 Series B	Aa3/NR/NR	385,092
390,000	3.500%, 06/01/16 Series B	Aa3/NR/NR	406,782
345,000	3.500%, 06/01/17 Series B	Aa3/NR/NR	360,387

	Lebanon, Oregon Refunding
1,050,000	5.000%, 06/01/24	A2/NR/NR	1,231,304

	Portland, Oregon Public Safety
2,130,000	4.125%, 06/01/26 Series A	Aaa/NR/NR	2,294,628

	Portland, Oregon Limited Tax, Improvement
730,000	4.000%, 06/01/22 Series A	Aa1/NR/NR	750,849
1,660,000	4.000%, 06/01/24 Series A	Aa1/NR/NR	1,900,385

	Redmond, Oregon Refunding
735,000	5.000%, 06/01/23 Series A	A1/NR/NR	849,858

	City of Salem, Oregon
1,585,000	4.000%, 06/01/17	NR/AA/NR	1,693,683
1,750,000	5.000%, 06/01/29	NR/AA/NR	1,983,608

	Washington County, Oregon
2,465,000	5.000%, 06/01/23	Aa1/NR/NR	2,661,140

	Total City & County		21,982,084

	Community College (5.6%)

	Central Oregon Community College District
1,850,000	4.750%, 06/15/22	NR/AA+/NR	2,124,429
2,195,000	4.750%, 06/15/23	NR/AA+/NR	2,515,711
2,175,000	4.750%, 06/15/26	NR/AA+/NR	2,474,693

	Chemeketa, Oregon Community College District
1,010,000	5.500%, 06/15/24 (pre-refunded)	NR/AA+/NR	1,164,863
2,000,000	5.000%, 06/15/25	NR/AA+/NR	2,465,460
1,235,000	5.000%, 06/15/25 (pre-refunded)	NR/AA+/NR	1,403,503
1,540,000	5.000%, 06/15/26 (pre-refunded)	NR/AA+/NR	1,750,118

	Clackamas, Oregon Community College District
1,535,000	5.000%, 05/01/25 NPFG Insured	Aa3/AA/NR	1,617,337

	Columbia Gorge, Oregon Community College District, Refunding
1,000,000	4.000%, 06/15/24	Aa1/NR/NR	1,112,760

	Lane, Oregon Community College
1,840,000	5.000%, 06/15/24	NR/AA+/NR	2,184,908

	Oregon Coast Community College District State
1,770,000	5.000%, 06/15/25	Aa1/NR/NR	2,097,786

	Portland, Oregon Community College District
7,915,000	5.000%, 06/15/28	Aa1/AA/NR	9,038,693

	Total Community College		29,950,261

	Higher Education (2.7%)

	Oregon State Higher Education
1,000,000	5.000%, 08/01/25 Series C	Aa1/AA+/AA+	1,242,370
1,795,000	5.000%, 08/01/27 Series C	Aa1/AA+/AA+	2,216,089

	Oregon State, Oregon University System
1,090,000	5.000%, 08/01/25 Series N	Aa1/AA+/AA+	1,332,885
1,170,000	4.000%, 08/01/25 Series B	Aa1/AA+/AA+	1,312,623

	Oregon State, Oregon University System Projects
2,365,000	4.000%, 08/01/26 Series H	Aa1/AA+/AA+	2,589,155

	State of Oregon Board of Higher Education
820,000	zero coupon, 08/01/16	Aa1/AA+/AA+	812,833
1,125,000	5.000%, 08/01/21 Series A (pre-refunded)	NR/NR/NR*	1,155,589
875,000	5.000%, 08/01/21 Series A (pre-refunded)	Aa1/AA+/NR	899,045
500,000	5.750%, 08/01/29 Series A (pre-refunded)	Aa1/AA+/NR	582,880
1,000,000	5.000%, 08/01/34	Aa1/AA+/AA+	1,120,080
1,000,000	5.000%, 08/01/38	Aa1/AA+/AA+	1,110,500

	Total Higher Education		14,374,049

	Housing (0.2%)

	State of Oregon Veterans' Welfare
550,000	4.800%, 12/01/22	Aa1/AA+/AA+	579,970
400,000	4.900%, 12/01/26	Aa1/AA+/AA+	420,236

	Total Housing		1,000,206

	School District (27.7%)

	Clackamas County, Oregon School District #12 (North Clackamas)
2,450,000	5.000%, 06/15/25	Aa1/AA+/NR	3,031,949
8,000,000	5.000%, 06/15/27 AGMC Insured Series B (pre-refunded)	Aa1/AA+/NR	8,829,280
9,250,000	5.000%, 06/15/29 AGMC Insured (pre-refunded)	Aa1/AA+/NR	10,208,855

	Clackamas County, Oregon School District #46 (Oregon Trail)
1,000,000	5.000%, 06/15/22	NR/AA+/NR	1,152,170
1,865,000	5.000%, 06/15/28 Series A	NR/AA+/NR	2,128,916
1,800,000	5.000%, 06/15/29 Series A	NR/AA+/NR	2,050,578
2,000,000	4.500%, 06/15/30 AGMC Insured (pre-refunded)	Aa1/AA+/NR	2,183,160
2,000,000	5.000%, 06/15/32 Series A	NR/AA+/NR	2,262,860
3,780,000	4.750%, 06/15/32 Series A	NR/AA+/NR	4,173,914

	Clackamas County, Oregon School District #62 (Oregon City)
1,000,000	5.000%, 06/01/29 MAC Insured	A1/AA/NR	1,180,740

	Clackamas County, Oregon School District #86 (Canby)
1,800,000	5.000%, 06/15/24	Aa1/AA+/NR	2,145,564
1,110,000	5.000%, 06/15/25 Series A	Aa1/AA+/NR	1,317,237

	Clackamas & Washington Counties, Oregon School District No. 3JT (West Linn-Wilsonville)
1,110,000	5.000%, 06/15/26	Aa1/AA+/NR	1,269,130
2,850,000	5.000%, 06/15/27	Aa1/AA+/NR	3,258,576
2,000,000	4.500%, 06/15/29	Aa1/AA+/NR	2,194,500
1,965,000	5.000%, 06/15/30	Aa1/AA+/NR	2,233,144
3,000,000	5.000%, 06/15/33	Aa1/AA+/NR	3,383,370
500,000	5.000%, 06/15/34	Aa1/AA+/NR	562,990

	Columbia County, Oregon School District #502
2,070,000	zero coupon, 06/01/15 NPFG/ FGIC Insured	Aa3/AA-/NR	2,063,107

	Columbia & Washington Counties, Oregon School District #47J (Vernonia)
3,430,000	5.00%, 06/15/27	NR/AA+/NR	4,055,049

	Deschutes County, Oregon School District #6 (Sisters)
1,735,000	5.250%, 06/15/19 AGMC Insured	A2/AA+/NR	1,968,739
1,030,000	5.250%, 06/15/21 AGMC Insured	A2/AA+/NR	1,206,903

	Deschutes and Jefferson Counties, Oregon School District #02J (Redmond)
80,000	5.000%, 06/15/21 NPFG/ FGIC Insured	Aa1/NR/NR	80,270
1,025,000	zero coupon, 06/15/23	Aa1/NR/NR	835,939
5,000,000	6.000%, 06/15/31 (pre-refunded)	Aa1/NR/NR	5,841,800

	Hood River County, Oregon School District Refunding
385,000	3.000%, 06/15/15	NR/AA+/NR	389,635
250,000	4.000%, 06/15/16	NR/AA+/NR	260,818

	Jackson County, Oregon School District #9 (Eagle Point)
2,080,000	5.500%, 06/15/15 NPFG Insured	Aa1/NR/NR	2,127,986
1,445,000	5.500%, 06/15/16 NPFG Insured	Aa1/NR/NR	1,536,324

	Jackson County, Oregon School District #549C (Medford)
1,000,000	4.625%, 06/15/27	Aa1/AA+/NR	1,095,960
2,000,000	4.750%, 12/15/29 AGMC Insured	Aa1/AA+/NR	2,174,880
1,000,000	5.000%, 06/15/33	Aa1/AA+/NR	1,108,080

	Jefferson County, Oregon School District #509J
1,400,000	5.000%, 06/15/25	Aa1/NR/NR	1,669,556

	Klamath County, Oregon School District
1,250,000	5.000%, 06/15/24	NR/AA+/NR	1,492,775

	Lane County, Oregon School District #4J (Eugene) Refunding
1,000,000	5.000%, 07/01/15	Aa1/NR/NR	1,023,510
1,130,000	4.000%, 06/15/23	Aa1/NR/NR	1,250,096
2,850,000	4.000%, 06/15/24	Aa1/NR/NR	3,231,729
4,575,000	5.000%, 06/15/26	Aa1/NR/NR	5,648,524

	Lane County, Oregon School District #19 (Springfield)
3,425,000	zero coupon, 06/15/29 AGMC Insured	Aa1/NR/NR	1,793,775

	Lincoln County, Oregon School District
2,370,000	4.000%, 06/15/24 Series A	Aa1/NR/NR	2,602,473

	Marion & Clackamas Counties, Oregon School District #4J (Silver Falls)
1,260,000	5.000%, 06/15/24	Aa1/NR/NR	1,532,601

	Morrow County, Oregon School District #1
1,710,000	5.250%, 06/15/19 AGMC Insured	A2/AA+/NR	2,003,812

	Multnomah County, Oregon School District #7 (Reynolds) Refunding
1,165,000	5.000%, 06/01/29	Aa3/NR/NR	1,381,818

	Multnomah County, Oregon School District #40 (David Douglas)
1,500,000	5.000%, 06/15/23 Series A	NR/AA+/NR	1,780,050

	Multnomah and Clackamas Counties, Oregon School District #10 (Gresham-Barlow)
4,275,000	5.250%, 06/15/19 AGMC Insured	Aa1/AA+/NR	4,909,709

	Multnomah and Clackamas Counties, Oregon School District #28JT (Centennial)
2,680,000	5.250%, 12/15/18 AGMC Insured	Aa1/NR/NR	3,053,297

	Polk, Marion & Benton Counties, Oregon School District #13J (Central)
1,520,000	5.000%, 06/15/21 AGMC Insured (pre-refunded)	A2/AA+/NR	1,677,563

	Wasco County, Oregon School District #12 (The Dalles)
1,400,000	5.500%, 06/15/17 AGMC Insured	A2/AA/NR	1,535,520
1,790,000	5.500%, 06/15/20 AGMC Insured	A2/AA/NR	2,087,355

	Washington County, Oregon School District #48J (Beaverton)
2,275,000	4.000%, 06/15/23 Series B	Aa1/AA+/NR	2,579,714
5,290,000	4.000%, 06/15/24 Series B	Aa1/AA+/NR	5,967,385
2,750,000	4.000%, 06/15/25	Aa1/AA+/NR	3,086,050
3,000,000	5.000%, 06/15/25 Series 2014B	Aa1/AA+/NR	3,721,260
3,000,000	5.000%, 06/15/28 Series 2014B	Aa1/AA+/NR	3,661,110
1,845,000	5.000%, 06/15/29 Series 2014B	Aa1/AA+/NR	2,242,874
1,280,000	5.000%, 06/01/31 AGC Insured	Aa3/AA/NR	1,434,150
1,000,000	5.125%, 06/01/36 AGC Insured	Aa3/AA/NR	1,116,730

	Washington Multnomah & Yamhill Counties, Oregon School District #1J (Hillsboro)
1,535,000	4.000%, 06/15/25	Aa1/NR/NR	1,728,180

	Yamhill County, Oregon School District #40 (McMinnville)
1,205,000	5.000%, 06/15/19 AGMC Insured (pre-refunded)	Aa1/NR/NR	1,329,910
1,375,000	5.000%, 06/15/22 AGMC Insured (pre-refunded)	Aa1/NR/NR	1,517,533
2,255,000	5.000%, 04/15/26	Aa1/NR/NR	2,514,596

	Total School Districts		147,886,078

	Special District (2.0%)

	Bend, Oregon Metropolitan Park & Recreational District
1,430,000	4.000%, 06/01/27	Aa3/NR/NR	1,552,079

	Metro, Oregon
1,100,000	5.000%, 06/01/18 (pre-refunded)	Aaa/AAA/NR	1,213,608
4,000,000	4.000%, 06/01/26 Series A	Aaa/AAA/NR	4,443,120

	Tualatin Hills, Oregon Park & Recreational District
1,000,000	4.250%, 06/01/24	Aa1/AA/NR	1,090,830

	Tualatin Valley, Oregon Fire & Rescue Rural Fire Protection District
1,235,000	4.000%, 06/01/26	Aaa/NR/NR	1,357,771
1,170,000	4.000%, 06/01/27	Aaa/NR/NR	1,287,035

	Total Special District		10,944,443

	State of Oregon (8.4%)

	Oregon State
750,000	5.000%, 05/01/25 Series A	Aa1/AA+/AA+	931,770

	Oregon State Alternative Energy Project
1,255,000	4.750%, 04/01/29 Series B	Aa1/AA+/AA+	1,401,509
500,000	6.000%, 10/01/29 Series B	Aa1/AA+/AA+	589,225

	Oregon State Department of Administrative Services
3,270,000	5.000%, 11/01/27 Series C	Aa2/AA/AA	3,736,269
2,155,000	5.000%, 11/01/28 Series C	Aa2/AA/AA	2,458,015
5,000,000	5.125%, 05/01/33	Aa2/AA/AA	5,592,750

	Oregon State Department of Administrative Services
2,000,000	5.000%, 11/01/20 NPFG/ FGIC Insured (pre-refunded)	Aa2/AA/AA	2,079,060
2,660,000	5.000%, 11/01/23 NPFG/ FGIC Insured (pre-refunded)	Aa2/AA/AA	2,880,567
2,945,000	5.000%, 11/01/24 NPFG/ FGIC Insured (pre-refunded)	Aa2/AA/AA	3,189,199
1,475,000	5.000%, 11/01/26 NPFG/ FGIC Insured (pre-refunded)	Aa2/AA/AA	1,597,307
3,880,000	5.000%, 11/01/27 NPFG/ FGIC Insured (pre-refunded)	Aa2/AA/AA	4,201,730

	Oregon State Department of Administrative Services, Oregon Opportunity Refunding
6,210,000	5.000%, 12/01/19	Aa1/AA+/AA+	7,275,263

	Oregon State Refunding
3,000,000	5.000%, 05/01/23 Series L	Aa1/AA+/AA+	3,598,710
1,125,000	5.000%, 05/01/24 Series L	Aa1/AA+/AA+	1,342,069

	Oregon State Refunding Various Projects
2,125,000	4.000%, 05/01/25 Series O	Aa1/AA+/AA+	2,333,675

	Oregon State Various Projects
1,470,000	4.000%, 11/01/26 Series M	Aa1/AA+/AA+	1,612,252

	Total State of Oregon		44,819,370

	Water & Sewer (0.8%)

	Gearheart, Oregon
1,060,000	4.500%, 03/01/26 AGMC Insured	A2/NR/NR	1,168,724

	Pacific City, Oregon Joint Water - Sanitary Authority
1,830,000	4.800%, 07/01/27	NR/NR/NR*	1,871,267

	Rockwood, Oregon Water Peoples Utility District Water Revenue Refunding
1,270,000	4.250%, 08/15/26	A1/NR/NR	1,420,165

	Total Water & Sewer		4,460,156

	Total General Obligation Bonds		275,416,647

	Revenue Bonds (47.1%)

	City & County (5.0%)

	Local Oregon Capital Assets Program COP Cottage Grove
2,375,000	5.000%, 09/15/25 Series 2013A	Baa2/NR/NR	2,617,036

	Newport, Oregon Urban Renewal Obligations, Refunding
565,000	4.500%, 06/15/22 Series B	NR/AA-/NR	653,569

	Portland, Oregon
2,975,000	zero coupon, 06/01/15	Aa1/NR/NR	2,972,352

	Portland, Oregon Revenue Refunding Limited Tax, Oregon Convention Center
2,825,000	5.000%, 06/01/24	Aa1/NR/NR	3,350,563
4,265,000	5.000%, 06/01/27	Aa1/NR/NR	5,002,291

	Portland, Oregon Revenue Refunding Limited Tax
1,000,000	4.000%, 04/01/22 Series A	Aa1/NR/NR	1,077,860

	Portland, Oregon River District Urban Renewal and Redevelopment
1,600,000	5.000%, 06/15/22 Series B	A1/NR/NR	1,901,120
1,830,000	5.000%, 06/15/23 Series B	A1/NR/NR	2,151,110

	Portland, Oregon Urban Renewal and Redevelopment, Refunding, North Macadam
1,000,000	4.000%, 06/15/25 Series B	A1/NR/NR	1,036,610

	Portland, Oregon Urban Renewal Tax Allocation (Interstate Corridor)
1,890,000	5.250%, 06/15/20 NPFG/ FGIC Insured	A1/NR/NR	1,929,047
1,810,000	5.250%, 06/15/21 NPFG/ FGIC Insured	A1/NR/NR	1,847,232
2,030,000	5.000%, 06/15/23 NPFG/ FGIC Insured	A1/NR/NR	2,069,138

	Total City & County		26,607,928

	Electric (2.0%)

	Eugene, Oregon Electric Utility
5,635,000	5.000%, 08/01/30	Aa3/AA-/A+	6,253,554

	Eugene, Oregon Electric Utility Refunding System
2,000,000	5.000%, 08/01/27 Series A	Aa3/AA-/A+	2,305,080

	Northern Wasco County, Oregon Peoples Utility District, McNary Dam Fishway Hydroelectric Project, Refunding
1,585,000	5.000%, 12/01/21 Series A	NR/AA-/NR	1,850,060

	Total Electric		10,408,694

	Higher Education (6.6%)

	Forest Grove, Oregon (Pacific University)
4,000,000	5.000%, 05/01/22 Radian Insured	NR/BBB/NR	4,051,600

	Forest Grove, Oregon Student Housing (Oak Tree Foundation)
5,750,000	5.500%, 03/01/37	NR/NR/NR*	5,805,258

	Oregon State Facilities Authority (Lewis & Clark College Project)
1,000,000	5.250%, 10/01/24 Series A	A3/A-/NR	1,168,120
3,000,000	5.000%, 10/01/27 Series A	A3/A-/NR	3,388,740

	Oregon State Facilities Authority (Linfield College Project)
2,830,000	5.000%, 10/01/20 Series A 2005	Baa1/NR/NR	2,910,004
2,115,000	5.000%, 10/01/25 Series A 2005	Baa1/NR/NR	2,180,354
1,220,000	5.000%, 10/01/31 Series A 2010	Baa1/NR/NR	1,357,848

	Oregon State Facilities Authority Revenue Refunding (Reed College Project)
1,500,000	5.000%, 07/01/29 Series A	Aa2/AA-/NR	1,704,300

	Oregon State Facilities Authority (University of Portland)
3,000,000	5.000%, 04/01/32	NR/BBB+/NR	3,171,240

	Oregon State Facilities Authority (Willamette University)
1,000,000	4.000%, 10/01/24	NR/A/NR	1,089,060
2,500,000	5.000%, 10/01/32	NR/A/NR	2,716,075

	Portland, Oregon Economic Development (Broadway Project)
5,000,000	6.500%, 04/01/35	A1/A/NR	5,592,950

	Total Higher Education		35,135,549

	Hospital (10.4%)

	Deschutes County, Oregon Hospital Facilities Authority (Cascade Health)
3,500,000	8.000%, 01/01/28	A2/NR/NR	4,355,540
3,250,000	5.375%, 01/01/35 AMBAC Insured	A2/NR/NR	3,525,048

	Medford, Oregon Hospital Facilities Authority Revenue Refunding, Asante Health Systems
9,000,000	5.500%, 08/15/28 AGMC Insured	NR/AA/NR	10,153,170

	Oregon Health Sciences University
11,550,000	zero coupon, 07/01/21 NPFG Insured	A1/AA-/A+	9,363,008
2,000,000	5.000%, 07/01/23 Series A	A1/A+/A+	2,386,100
4,500,000	5.750%, 07/01/39 Series A	A1/A+/A+	5,191,335

	Oregon State Facilities Authority Revenue Refunding, Legacy Health Systems
2,000,000	4.250%, 03/15/17	A1/A+/NR	2,147,780
3,000,000	4.500%, 03/15/18	A1/A+/NR	3,317,010
1,000,000	4.750%, 03/15/24	A1/A+/NR	1,108,880
1,000,000	5.000%, 03/15/30	A1/A+/NR	1,093,940

	Oregon State Facilities Authority Revenue Refunding, Samaritan Health Services
1,500,000	4.375%, 10/01/20	NR/BBB+/NR	1,674,870
2,000,000	4.500%, 10/01/21	NR/BBB+/NR	2,233,980
1,520,000	5.000%, 10/01/23	NR/BBB+/NR	1,713,177
1,795,000	4.875%, 10/01/25	NR/BBB+/NR	1,978,036
2,000,000	5.000%, 10/01/30	NR/BBB+/NR	2,162,140

	Salem, Oregon Hospital Facility Authority (Salem Hospital)
2,000,000	5.750%, 08/15/23	NR/A/A	2,274,760
1,075,000	5.000%, 08/15/27 Series A	NR/A/A	1,136,673

	Total Hospital		55,815,447

	Housing (0.8%)

	Clackamas County, Oregon Housing Authority Multifamily Housing Revenue (Easton Ridge Apartments Project)
1,310,000	4.000%, 09/01/27 Series A	Aa3/NR/NR	1,365,505

	Portland, Oregon Urban Renewal and Redevelopment, Interstate Corridor
1,390,000	5.000%, 06/15/27 Series B	A2/NR/NR	1,521,869

	State of Oregon Housing and Community Services
825,000	4.650%, 07/01/25	Aa2/NR/NR	831,592
755,000	5.350%, 07/01/30	Aa2/NR/NR	789,911

	Total Housing		4,508,877

	Lottery (3.7%)

	Oregon State Department of Administration Services (Lottery Revenue)
1,715,000	5.000%, 04/01/24 Series B	Aa2/AAA/NR	2,052,306
1,000,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,238,500
1,500,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,790,565
7,300,000	5.250%, 04/01/26	Aa2/AAA/NR	8,684,226
3,000,000	5.000%, 04/01/27 AGMC Insured (pre-refunded)	Aa2/AAA/A+	3,293,430
2,500,000	5.000%, 04/01/29 (pre-refunded)	Aa2/AAA/NR	2,821,550

	Total Lottery		19,880,577

	Transportation (5.7%)

	Jackson County, Oregon Airport Revenue
750,000	5.250%, 12/01/32 Syncora Guarantee, Inc. Insured	Baa1/NR/NR	806,295

	Oregon State Department Transportation Highway Usertax, Senior Lien
1,865,000	5.000%, 11/15/23 Series A (pre-refunded)	Aa1/AAA/NR	2,165,041
3,605,000	5.000%, 11/15/24 Series A	Aa1/AAA/AA+	4,399,470
2,425,000	5.000%, 11/15/25 Series A	Aa1/AAA/AA+	2,943,683
2,000,000	4.625%, 11/15/25 Series A (pre-refunded)	Aa1/AAA/AA+	2,242,920
1,040,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,291,586
1,000,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,223,320
3,540,000	4.625%, 11/15/26 Series A (pre-refunded)	Aa1/AAA/NR	3,815,235
2,155,000	5.000%, 11/15/28 Series A (pre-refunded)	Aa1/AAA/NR	2,337,507

	Tri-County Metropolitan Transportation District, Oregon Capital Grant Receipt
1,685,000	5.000%, 10/01/24 Series A	A3/A/NR	1,931,111
3,480,000	5.000%, 10/01/26 Series A	A3/A/NR	3,967,513
3,000,000	5.000%, 10/01/27 Series A	A3/A/NR	3,406,440

	Total Transportation		30,530,121

	Water and Sewer (12.9%)

	Ashland, Oregon Refunding
1,025,000	4.000%, 05/01/17 AGC Insured	NR/AA/NR	1,094,095

	Grants Pass, Oregon
1,000,000	4.000%, 12/01/23	NR/AA-/NR	1,117,590

	Klamath Falls, Oregon Water
890,000	5.500%, 07/01/16 AGMC Insured	A2/AA/NR	901,873

	Lane County, Oregon Metropolitan Wastewater
2,500,000	5.250%, 11/01/28	Aa2/AA/NR	2,852,700

	Madras, Oregon
725,000	4.500%, 02/15/27	Baa1/NR/NR	782,145

	Portland, Oregon Sewer System, Second Lien
3,005,000	5.000%, 03/01/28 Series A	Aa3/AA-/NR	3,411,126
2,000,000	5.000%, 10/01/25 Series B	Aa3/AA-/NR	2,464,640

	Portland Oregon Sewer System Revenue Refunding Second Lien
5,000,000	5.000%, 06/15/33 Series B	Aa3/AA-/NR	5,498,200

	Portland, Oregon Sewer System
4,595,000	5.000%, 06/01/17 AGMC Insured	Aa2/AA/NR	4,682,213
4,410,000	5.000%, 06/15/25 NPFG Insured	Aa3/AA-/NR	4,668,382
4,630,000	5.000%, 06/15/26 NPFG Insured	Aa3/AA-/NR	4,897,846
1,610,000	5.000%, 06/15/27 NPFG Insured	Aa3/AA-/NR	1,701,706

	Portland, Oregon Water System (First Lien)
3,230,000	5.000%, 05/01/27 Series A	Aaa/NR/NR	3,963,791

	Portland, Oregon Water System Revenue Refunding (Sr. Lien)
1,275,000	4.000%, 05/01/25 Series A	Aaa/NR/NR	1,384,905

	Portland, Oregon Water System Revenue Refunding (Jr. Lien)
2,000,000	5.000%, 10/01/23	Aa1/NR/NR	2,474,000

	Prineville, Oregon Refunding
1,255,000	4.400%, 06/01/29 AGMC Insured	NR/AA/NR	1,370,385

	Salem, Oregon Water & Sewer
1,000,000	5.375%, 06/01/15 AGMC Insured ETM	Aa3/AA/NR	1,020,950

	Seaside, Oregon Wastewater System
1,000,000	4.250%, 07/01/26	A3/NR/NR	1,063,470

	Sunrise Water Authority, Oregon
1,000,000	5.000%, 09/01/25 Syncora Guarantee, Inc. (pre-refunded)	NR/NR/NR*	1,031,160

	Tigard, Oregon Water System Revenue Refunding
2,025,000	4.000%, 08/01/21	A1/AA-/NR	2,290,457
2,565,000	5.000%, 08/01/24	A1/AA-/NR	3,047,477

	Washington County, Oregon Clean Water Services
2,235,000	5.250%, 10/01/15 NPFG Insured	Aa2/AA+/NR	2,318,477
4,000,000	5.000%, 10/01/28	Aa2/AA+/NR	4,582,400

	Washington County, Oregon Clean Water Services Sewer Revenue Senior Lien
1,010,000	4.000%, 10/01/22 Series B	Aa2/AA+/NR	1,136,008
1,500,000	4.000%, 10/01/23 Series B	Aa2/AA+/NR	1,676,115
2,850,000	4.000%, 10/01/26 Series B	Aa2/AA+/NR	3,130,127
2,745,000	4.000%, 10/01/28 Series B	Aa2/AA+/NR	2,973,906

	Woodburn, Oregon Wastewater Revenue Refunding
1,090,000	5.000%, 03/01/21 Series A	A2/NR/NR	1,227,253

	Total Water and Sewer		68,763,397

	Total Revenue Bonds		251,650,590

	Total Investments (cost $492,243,377-note b)	98.6%	527,067,237
	Other assets less liabilities	1.4	7,685,770
	Net Assets	100.0%	$534,753,007

		Percent of
	Portfolio Distribution By Quality Rating	Investments †

	Aaa of Moody's or AAA of S&P	7.3%
	Pre-refunded bonds ††/ Escrowed to Maturity bonds	13.7
	Aa of Moody's or AA of S&P or Fitch	58.5
	A of Moody's or S&P or Fitch	13.7
	Baa of Moody's or BBB of S&P	5.2
	Not Rated*	1.6
		100.0%

	PORTFOLIO ABBREVIATION:
	AGC - Assured Guaranty Corp.
	AGMC - Assured Guaranty Municipal Corp.
	AMBAC - American Municipal Bond Assurance Corp.
	COP- Certificates of Participation
	ETM - Escrowed to Maturity
	FGIC - Financial Guaranty Insurance Co.
	MAC - Municipal Assurance Corp.
	NPFG - National Public Finance Guarantee
	NR - Not Rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

	† Where applicable, calculated using the highest rating of the three NRSRO.

	†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

 See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS
December 31, 2014
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $491,965,195 amounted to $35,102,042, which consisted of aggregate gross unrealized appreciation of $35,367,920 and aggregate gross unrealized depreciation of $265,878.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2014:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs-Municipal Bonds+	527,067,237
Level 3 – Significant Unobservable Inputs	-
Total	$527,067,237

+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The T's chief financial and executive officers have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Trust's chief financial and executive officers are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CASCADES TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, Trustee and President
February 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, Trustee and President
February 18, 2015

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
February 18, 2015